TRADE PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
TRADE PAYABLES AND ACCRUED LIABILITIES

9. TRADE PAYABLES AND ACCRUED LIABILITIES

A summary of the Company’s trade payables and accrued liabilities is as follows:

	December 31, 2025	December 31, 2024
	$	$
Trade payables	34,541	29,784
COMIBOL contract obligations (note 9(a))	7,167	8,608
Accrued liabilities	12,861	8,997
Balance, end of year	54,569	47,389
Less: current portion	(47,402)	(38,781)
Non-current portion	7,167	8,608

a)	COMIBOL contract obligations

COMIBOL contract obligations represent the Company’s obligation to pay its portion of committed funding related to the investment of inventories and fixed assets made prior to 2013 under the previous contract of $4,689, and COMIBOL’s share of the VAT receivable of $2,478 (all of which are classified as non-current)